Fair Value Disclosures - Non-recurring Basis (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets measured at fair value
Impaired loans, carrying value	$ 1,783	$ 2,056	$ 4,155
Impaired loans, specific allowance	123	87
Non-recurring
Assets measured at fair value
Impaired loans	1,783	2,056	4,155
Other real estate owned	493	50	1,797
Impaired loans, specific allowance		87	0
Liabilities measured at fair value	0	0	0
Non-recurring | Level 3
Assets measured at fair value
Impaired loans	1,783	2,056	4,155
Other real estate owned	$ 493	$ 50	$ 1,797